Supplement Dated December 29, 2017
To The Prospectus Dated September 25, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

For the JNL Multi-Manager Alternative Fund, please delete all references to Jean-Daniel Malan.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL Multi-Manager Small Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Value Index with the MSCI USA Small Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/AQR Large Cap Relaxed Constraint Equity Fund, please add the following to the end of the third paragraph:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Index with the MSCI USA Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Global Allocation Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the FTSE World Index with the MSCI World Index (Net).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/BlackRock Large Cap Select Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/DFA U.S. Core Equity Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 3000 Index with the MSCI USA IMI Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Investment Strategies," for the JNL/Franklin Templeton Income Fund, please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 15% of its net assets in equity-linked notes, including up to 2% of the Fund's net assets in equity-linked notes on commodity-linked exchange-traded funds ("ETFs"). Equity-linked notes are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Principal Risks of Investing in the Fund," for the JNL/Franklin Templeton Income Fund, please add the following:

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Mid Cap Value Index with the MSCI USA Mid Cap Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/Invesco Small Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 2000 Growth Index with the MSCI USA Small Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/JPMorgan Mid Cap Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/MFS Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell Midcap Value Index with the MSCI USA Mid Cap Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/PPM America Mid Cap Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap Value Index with the MSCI USA Mid Cap Value Index (Gross) and the Russell MidCap Index with the MSCI USA Mid Cap Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Established Growth Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Growth Index with the MSCI USA Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Mid Cap Growth Fund, for the fourth paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell MidCap® Growth Index with the MSCI USA Mid Cap Growth Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/T. Rowe Price Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).

In the section entitled, "Summary Overview of Each Fund" in the sub-section "Performance," for the JNL/WMC Value Fund, for the third paragraph please add the following:

Effective December 31, 2017, for consistency with the Fund's principal investment strategies, the Fund will replace the Russell 1000 Value Index with the MSCI USA Value Index (Gross).

In the section entitled, "Additional Information About the Funds" in the sub-section "Principal Investment Strategies," for the JNL/Franklin Templeton Income Fund, please delete the ninth paragraph in the entirety and replace with the following:

The Fund may invest up to 15% of its net assets in equity-linked notes ("ELNs"), including up to 2% of the Fund's net assets in equity-linked notes on commodity-linked ETFs. ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form. The Fund may engage in all types of ELNs, including those that: (1) provide for protection of the Fund's principal in exchange for limited participation in the appreciation of the underlying securities, and (2) do not provide for such protection and subject the Fund to the risk of loss of the Fund's principal investment. ELNs can provide the Fund with an efficient investment tool that may be less expensive than investing directly in the underlying securities and the related equity derivative.

In the section entitled, "Additional Information About the Funds" in the sub-section "Principal Risks of Investing in the Fund," for the JNL/Franklin Templeton Income Fund, please add the following:

•	Exchange-traded funds investing risk

Effective January 1, 2018, in the section entitled "More About The Funds," sub-section "Benchmarks," please delete the table row for the JNL Multi-Manager Mid Cap Fund and replace with the following:

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL Multi-Manager Mid Cap Fund	MSCI USA Mid Cap Index	Not Applicable

Effective January 1, 2018, in the section entitled "Management of the Trust," sub-section "Management Fee," please delete the table rows for the JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Global Multi-Sector Bond Fund and JNL/Franklin Templeton International Small Cap Growth Fund and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Annual Fee Paid to Adviser for The Fiscal year Ended December 31, 2016 (Annual Rate Based on Average Net Assets of Each Fund)
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.625% 0.60% 0.55% 0.54% 0.53%	0.74%
JNL/FPA + DoubleLine® Flexible Allocation Fund	$0 to $1 billion $1 billion to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.675% 0.65% 0.60% 0.59% 0.58%	0.83%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $1 billion $1 billion to $2 billion $2 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.60% 0.50% 0.475% 0.465% 0.455%	0.72%
JNL/Franklin Templeton International Small Cap Growth Fund	$0 to $500 million $500 million to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.80% 0.75% 0.70% 0.69% 0.68%	0.94%

This Supplement is dated December 29, 2017.

Supplement Dated December 29, 2017
To The Statement of Additional Information
Dated September 25, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

For the JNL Multi-Manager Alternative Fund, please delete all references to Jean-Daniel Malan.

On page 7, in the section entitled "III. Common Tyles of Investments and Management Practices," under "Commodities, Commodities Futures, and Commodity Linked Notes," please delete the fourth paragraph in the entirety and replace with the following:

The JNL/DoubleLine® Core Fixed Income Fund, JNL/Franklin Templeton Income Fund and the JNL/PIMCO Real Return Fund may invest in commodity linked notes and other commodity derivatives.  The JNL/AQR Managed Futures Strategy Fund may invest in commodity futures, commodity swaps, swaps on commodity futures and other commodity derivatives.

Effective January 1, 2018, on page 238, in the section entitled, "Investment Adviser, Sub-Advisers and Other Service Providers," subsection "Sub-Advisory Fees," please delete the table rows for the JNL/Crescent High Income Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund and replace with the following:

FUND	ASSETS	FEES
JNL/Crescent High Income Fund	$0 to $1 billion Over $1 billion	.35% .30%
JNL/Goldman Sachs Core Plus Bond Fund	$0 to $500 million $500 million to $1 billion Over $1 billion	.20% .15% .12%
JNL/Oppenheimer Emerging Markets Innovator Fund	$0 to $500 million Over $500 million	.80% .70%
JNL/WMC Balanced Fund
Assets up to $5 billion
$0 to $200 million
$200 million to $400 million
$400 million to $2.5 billion
$2.5 billion to $5 billion
Over $5 billion

Assets greater than $5 billion
$0 to $2.5 billion
$2.5 billion to $5 billion
Over $5 billion

.27% .25% .22% .20% .18% .22% .20% .17%
JNL/WMC Value Fund	$0 to $250 million $250 million to $1 billion Over $1 billion	.275% .25% .22%

This Supplement is dated December 29, 2017.